SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates in the Financial Statements

Use of Estimates in the Financial Statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s significant estimates and assumptions include the valuation allowance relating to the Company’s deferred tax asset, the fair value of the Company’s stock, derivative financial instruments and stock-based compensation.

Useof Estimates in the Financial Statements

The preparationof financial statements in conformity with accounting principles generally accepted in the United States of America requires managementto make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assetsand liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reportingperiod. Actual results could differ from those estimates. The Company’s significant estimates and assumptions include thevaluation allowance relating to the Company’s deferred tax asset, the fair value of the Company’s stock, derivativefinancial instruments and stock-based compensation.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Nxt-ID and its wholly-owned subsidiary, 3D-ID. Intercompany balances and transactions have been eliminated upon consolidation.

Principlesof Consolidation

The consolidatedfinancial statements include the accounts of Nxt-ID and its wholly-owned subsidiary, 3D-ID. Intercompany balances and transactionshave been eliminated upon consolidation.

Cash

Cash

The Companyconsiders all highly liquid securities with an original maturity date of three months or less when purchased to be cash equivalents.At December 31, 2013 and 2012, the Company had no cash equivalents. Due to their short-term nature, cash equivalents are carriedat cost, which approximates fair value.

Concentrations of Credit Risk

Concentrationsof Credit Risk

Financialinstruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

The Companymaintains its cash balances in financial institutions located in the United States. At times, the Company’s cash balancesmay be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

Long-Lived Assets

Long-LivedAssets

Long-livedassets, such as property and equipment, are evaluated for impairment whenever events or changes in circumstances indicate thecarrying value of an asset may not be recoverable in accordance with ASC 360-10-35-17 through 35-35 "Measurement of an ImpairmentLoss." The Company assesses the impairment of the assets based on the undiscounted future cash flow the assets are expectedto generate compared to the carrying value of the assets. If the carrying amount of the assets is determined not to be recoverable,a write-down to fair value is recorded. Management estimates future cash flows using assumptions about expected future operatingperformance. Management's estimates of future cash flows may differ from actual cash flow due to, among other things, technologicalchanges, economic conditions or changes to the Company's business operations.

Property and Equipment

Propertyand Equipment

Propertyand equipment consisting of furniture and fixtures is stated at cost. The costs of additions and betterments are capitalized andexpenditures for repairs and maintenance are expensed in the period incurred. When items of property and equipment are sold orretired, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is included in income.Depreciation of property and equipment is provided utilizing the straight-line method over the estimated useful life of the respectiveasset as follows:

Equipment	5 years
Furniture and fixtures	3 to 5 years

Depreciationexpense for the year ended December 31, 2013 and 2012 was $585 and $99, respectively.

Inventory

Inventory

Inventory is valued at the lower of cost or market with cost determined using the first-in, first-out method and with market defined as the lower of replacement cost or realizable value. Inventory is comprised principally of raw materials.

Inventory

Inventoryis valued at the lower of cost or market with cost determined using the first-in, first-out method and with market defined asthe lower of replacement cost or realizable value. Inventory is comprised principally of raw materials.

Revenue Recognition

Revenue Recognition

The Company’s 3D facial recognition and identification products are currently available for sale. The Company recognizes revenue in connection with the sale of these products when persuasive evidence of an arrangement exists, the service has been rendered or product delivery has occurred, the price is fixed or readily determinable and collectability of the sale is reasonably assured.

The Company requires all of its product sales to be supported by evidence of a sale transaction that clearly indicates the selling price to the customer, shipping terms and payment terms. Evidence of an arrangement generally consists of a contract or purchase order approved by the customer. The Company recognizes revenue at the time in which it receives a confirmation that the goods were either tendered at their destination, when shipped “FOB destination,” or transferred to a shipping agent, when shipped “FOB shipping point.” Delivery to the customer is deemed to have occurred when the customer takes title to the product. Generally, title passes to the customer upon shipment, but could occur when the customer receives the product based on the terms of the agreement with the customer. The selling prices of all goods that the Company sells are fixed, and agreed to with the customer, prior to shipment.

In the event a sale is made to a customer under circumstances in which collectability is not reasonably assured, the Company either requires the customer to remit payment prior to shipment or defers recognition of the revenue until payment is received. The Company maintains a reserve for amounts which may not be collectible due to risk of credit losses.

The Company’s sales typically do not include multiple deliverable arrangements.

RevenueRecognition

The Company’s3D facial recognition and identification products are currently available for sale. The Company recognizes revenue in connectionwith the sale of these products when persuasive evidence of an arrangement exists, the service has been rendered or product deliveryhas occurred, the price is fixed or readily determinable and collectability of the sale is reasonably assured.

The Companyrequires all of its product sales to be supported by evidence of a sale transaction that clearly indicates the selling price tothe customer, shipping terms and payment terms. Evidence of an arrangement generally consists of a contract or purchase orderapproved by the customer. The Company recognizes revenue at the time in which it receives a confirmation that the goods were eithertendered at their destination, when shipped “FOB destination,” or transferred to a shipping agent, when shipped “FOBshipping point.” Delivery to the customer is deemed to have occurred when the customer takes title to the product. Generally,title passes to the customer upon shipment, but could occur when the customer receives the product based on the terms of the agreementwith the customer. The selling prices of all goods that the Company sells are fixed, and agreed to with the customer, prior toshipment.

In the eventa sale is made to a customer under circumstances in which collectability is not reasonably assured, the Company either requiresthe customer to remit payment prior to shipment or defers recognition of the revenue until payment is received. The Company maintainsa reserve for amounts which may not be collectible due to risk of credit losses. The Company’s sales typically do not includemultiple deliverable arrangements.

Convertible Instruments

Convertible Instruments

The Company applies the accounting standards for derivatives and hedging and for distinguishing liabilities from equity when accounting for hybrid contracts that feature conversion options. The accounting standards require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria includes circumstances in which (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

The derivative is subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported in the results of operations.

Conversion options that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuances of equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

The Company accounts for convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt. See Note 5.

ConvertibleInstruments

The Companyapplies the accounting standards for derivatives and hedging and for distinguishing liabilities from equity when accounting forhybrid contracts that feature conversion options. The accounting standards require companies to bifurcate conversion options fromtheir host instruments and account for them as free standing derivative financial instruments according to certain criteria. Thecriteria includes circumstances in which (i) the economic characteristics and risks of the embedded derivative instrument arenot clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument thatembodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicablegenerally accepted accounting principles with changes in fair value reported in earnings as they occur and (iii) a separate instrumentwith the same terms as the embedded derivative instrument would be considered a derivative instrument.

The derivativeis subsequently marked to market at each reporting date based on current fair value, with the changes in fair value reported inthe results of operations.

Conversionoptions that contain variable settlement features such as provisions to adjust the conversion price upon subsequent issuancesof equity or equity linked securities at exercise prices more favorable than that featured in the hybrid contract generally resultin their bifurcation from the host instrument.

The Companyaccounts for convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcatedfrom their host instruments in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company records,when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments basedupon the differences between the fair value of the underlying common stock at the commitment date of the note transaction andthe effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of therelated debt. See Note 5.

Derivative Financial Intruments

Derivativefinancials instruments

The Companydoes not use derivative instruments to hedge exposures to cash flow, market or foreign currency risks. The Company evaluates allof its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives.For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded atits fair value and is then re-valued at each reporting date, with changes in the fair value reported in the consolidated statementsof operations. For stock-based derivative financial instruments, the Company uses the Black-Scholes option valuation model tovalue the derivative instruments at inception and on subsequent valuation dates. The conversion feature embedded within Company’sconvertible note payable does not have fixed settlement provisions as the conversion price varies based on the trading price ofthe Company’s common stock and the potential number of common shares to be issued upon conversion is indeterminable up toa maximum of 120,000 shares of common stock. In addition, the warrants issued in connection with the Offering (as defined in Note8) do not have fixed settlement provisions as their exercise prices may be lowered if the Company conducts an offering in thefuture at a price per share below the exercise price of the warrants. Accordingly, the conversion feature and warrants have beenrecognized as derivative instruments. Although the Company determined the conversion feature and warrants both include a implieddownside protection feature, it performed a Monte-Carlo simulation and concluded that the difference in value between the Monte-Carlosimulation and the Black-Scholes valuation model is de minimis and the use of the Black-Scholes valuation model is consideredto be a reasonable method to value each instrument. The classification of derivative instruments, including whether such instrumentsshould be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilitiesare classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrumentcould be required within 12 months of the balance sheet date.  (See Note 6.)

Debt Discount And Amortization Of Debt Discount

Debt discount and amortization of debt discount

Debt discount represents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equity instruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of the debt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization of debt discount is included as a component of other expenses in the accompanying statements of operations.

Debtdiscount and amortization of debt discount

Debt discountrepresents the fair value of embedded conversion options of various convertible debt instruments and attached convertible equityinstruments issued in connection with debt instruments. The debt discount is amortized over the earlier of (i) the term of thedebt or (ii) conversion of the debt, using the straight-line method which approximates the interest method. The amortization ofdebt discount is included as a component of other expenses in the accompanying statements of operations.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, "Income Taxes." Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity's financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. The Company will classify as income tax expense any interest and penalties. The Company has no material uncertain tax positions for any of the reporting periods presented. Generally, the tax authorities may examine the partnership/corporate tax returns for three years from the date of filing.

IncomeTaxes

The Companyuses the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, "Income Taxes."Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and(ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity's financialstatements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxableincome in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assetsand liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactmentdate. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positiveand negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic740-10-30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribesa recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position takenor expected to be taken in a tax return. ASC Topic 740-10-40 provides guidance on de-recognition, classification, interest andpenalties, accounting in interim periods, disclosure, and transition. The Company will classify as income tax expense any interestand penalties. The Company has no material uncertain tax positions for any of the reporting periods presented. Generally, thetax authorities may examine the partnership/corporate tax returns for three years from the date of filing. All periods are openfor examination since the Company is still in the process of filing its tax returns for all periods. Therefore, the Company’snet operating loss carryovers will not be available to offset future taxable income, if any, until the returns are filed.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. The Company estimates the fair value of employee stock options using the Black-Scholes option pricing model. The Company amortizes the fair value of employee stock options on a straight-line basis over the requisite service period of the awards. Compensation expense includes the impact of an estimate for forfeitures for all stock options.

The Company accounts for equity instruments issued to non-employees at their fair value on the measurement date. The measurement of stock-based compensation is subject to periodic adjustment as the underlying equity instrument vests or becomes non-forfeitable. Non-employee stock-based compensation charges are amortized over the vesting period or as earned.

Stock-BasedCompensation

The Companyaccounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. The Companyestimates the fair value of employee stock options using the Black-Scholes option pricing model. The Company amortizes the fairvalue of employee stock options on a straight-line basis over the requisite service period of the awards. Compensation expenseincludes the impact of an estimate for forfeitures for all stock options.

The Companyaccounts for equity instruments issued to non-employees at their fair value on the measurement date. The measurement of stock-basedcompensation is subject to periodic adjustment as the underlying equity instrument vests or becomes non-forfeitable. Non-employeestock-based compensation charges are amortized over the vesting period or as earned.

Net Loss per Share

Net Loss per Share

Basic loss per share was computed using the weighted average number of common shares outstanding. Diluted loss per share includes the effect of diluted common stock equivalents. Potentially dilutive securities realizable from the exercise of 1,396,139 warrants as of March 31, 2014, were excluded from the computation of diluted net loss per share because the effect of their inclusion would have been anti-dilutive. As of March 31, 2013 there were no potentially dilutive securities.

NetLoss per Share

Basic lossper share was computed using the weighted average number of common shares outstanding. Diluted loss per share includes the effectof diluted common stock equivalents. Potentially dilutive securities realizable from the exercise of454,600 warrants and from the conversion of the Company’s notes payable into 50,000 shares of common stock as of December31, 2013, respectively, were excluded from the computation of diluted net loss per share because the effect of their inclusionwould have been anti-dilutive. As of December 31, 2012 there were no potentially dilutive securities.

Research and Development

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge, which will be useful in developing new products or processes. The Company expenses all research and development costs as incurred.

Researchand Development

Researchand development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discoveryof new knowledge, which will be useful in developing new products or processes. The Company expenses all research and developmentcosts as incurred.

Recent Accounting Pronouncements

RecentAccounting Pronouncements

TheFinancial Accounting Standards Board (“FASB”) has issued Accounting Standards Update (“ASU”) No.2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, aSimilar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the FASB Emerging Issues Task Force). The amendments inthis ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in thefinancial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or atax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a taxcredit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle anyadditional income taxes that would result from the disallowance of a tax position or the tax law of the applicablejurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for suchpurpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not becombined with deferred tax assets. The amendments in this ASU are effective for fiscal years, and interim periods withinthose years, beginning after December 15, 2013. For nonpublic entities, the amendments are effective for fiscal years, andinterim periods within those years, beginning after December 15, 2014. Early adoption is permitted. The amendments should beapplied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application ispermitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidatedfinancial position and results of operations.